Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 533,293	$ 83,700	¥ 315,459
Short-term investments	0	0	73,022
Restricted cash	4,155	652	3,695
Accounts receivable, net	6,458	1,013	8,361
Prepayments and other current assets	33,604	5,273	19,371
Total current assets	577,510	90,623	419,908
Non-current assets:
Property, equipment and leasehold improvement, net	33,391	5,240	34,518
Intangible assets, net	2,245	352	2,929
Right-of-use assets, net	28,941	4,541	4,282
Other non-current assets	799	125	2,181
Total non-current assets	65,376	10,258	43,910
TOTAL ASSETS	642,886	100,881	463,818
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of RMB74.0 million and RMB70.6 million as of December 31, 2020 and 2021, respectively)	80,793	12,678	78,267
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to the primary beneficiary of RMB16.2 million and RMB19.1 million as of December 31, 2020 and 2021, respectively)	20,657	3,242	17,001
Salary and welfare payable (including salary and welfare payable of the consolidated VIEs without recourse to the primary beneficiary of RMB88.5 million and RMB116.2 million as of December 31, 2020 and 2021, respectively)	123,075	19,312	93,288
Taxes payable (including taxes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB4.6 million and RMB4.9 million as of December 31, 2020 and 2021, respectively)	5,564	872	5,809
Short-term loans (including short-term loans of the consolidated VIEs without recourse to the primary beneficiary of RMB39.5 million and RMB69.0 million as of December 31, 2020 and 2021, respectively)	68,999	10,827	39,508
Lease liabilities due within one year (including lease liabilities due within one year of the consolidated VIEs without recourse to the primary beneficiary of RMB3.5 million and RMB5.8 million as of December 31, 2020 and 2021, respectively)	13,929	2,186	3,709
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB41.6 million and RMB42.8 million as of December 31, 2020 and 2021, respectively)	53,486	8,392	51,047
Total current liabilities	366,503	57,509	288,629
Non-current liabilities:
Lease liabilities (including lease liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB0.6 million and RMB4.1 million as of December 31, 2020 and 2021, respectively)	17,076	2,680	587
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2020 and 2021, respectively)	4,452	699	5,411
Total non-current liabilities	21,528	3,379	5,998
TOTAL LIABILITIES	388,031	60,888	294,627
COMMITMENTS AND CONTINGENCIES (NOTE 17)	0	0	0
SHAREHOLDERS' EQUITY
Treasury stock	(11)	(2)	(12)
Additional paid in capital	2,630,456	412,776	2,409,753
Accumulated deficit	(2,366,500)	(371,360)	(2,239,281)
Accumulated other comprehensive loss	(9,757)	(1,531)	(1,909)
TOTAL SHAREHOLDERS' EQUITY	254,855	39,993	169,191
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	642,886	100,881	463,818
Ordinary Shares A [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	530	84	472
Ordinary Shares B [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 168	$ 26	¥ 168